Financial instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash And Cash Equivalents At Carrying Value	$ 7,766	$ 13,262	$ 14,697	$ 22,786